NOTE 9 - RELATED PARTY TRANSACTIONS - Founder Loan (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Add: additions	$ 19,709		$ 81,162	$ 297,006
Less: repayments	(26,434)	(5,338)	(10,792)	(10,294)
Loan Payable	403,644		509,339	797,921
Payments for Loans	26,434	5,338	10,792	10,294
Founder Loan [Member]
Related Party Transaction [Line Items]
Loan Payable			494,177	518,955
Founder Loan [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	428,177		500,915	518,955
Effects of currency translation	(42,796)		(6,738)
Less: conversions into preferred stock	0	66,000	(66,000)
Principal Amount Outstanding of Loans Held-in-portfolio	385,381		428,177	500,915
Less: repayments			(66,000)	(18,040)
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	42,796		6,738
Payments for Loans			66,000	18,040
Founder Loan [Member] | Founder Loan [Member]
Related Party Transaction [Line Items]
Loan Payable	385,381		494,177
Shareholder Loans [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	18,263		81,162	297,006
Effects of currency translation	(4,668)		6,062
Loan Payable	76,494		303,068
Add: additions	19,709	0	81,162
Less: repayments	(77,940)	303,068	(303,068)	0
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	4,668		(6,062)
Payments for Loans	$ 77,940	$ (303,068)	$ 303,068	$ 0